MERRILL LYNCH
FUNDAMENTAL
GROWTH
FUND, INC.




FUND LOGO




Semi-Annual Report

February 29, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Fundamental
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


DEAR SHAREHOLDER

Portfolio Matters
For the six months ended February 29, 2000, Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +41.07%, +40.36%, +40.38% and +40.93%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The total returns of the Fund were significantly ahead of the Lipper Analytical Services, Inc.'s Large Cap Growth Fund Average and the unmanaged Standard & Poor's 500 Index, which had returns of +30.16% and +4.11%, respectively, for the same period. In addition, as of February 29, 2000 the Fund's Class A, Class B, Class C and Class D Shares achieved a Morningstar Overall Ratingtm of five stars as outlined below.

The positive absolute and relative investment performance is the result of the change in our investment strategy in July 1999. The industry structure of the Fund was changed from a concentration of investments in companies in the banking and financial services, insurance, financial services and consumer non-durable goods sectors to companies in the communications equipment, electronics and computer industries.

As of February 29, 2000, the five-largest industry sectors as a percentage of net assets were communications equipment, 21.5%; electronics, 10.2%; wireline communication, 9.1%; energy, 8.4%; and computers, 7.9%. For the six-month period ended February 29, 2000, eight of the Fund's top ten equity holdings had total returns greater than the overall investment returns for the Fund. These companies have benefited from a growth of business in the capital investment on a global basis through telecommunications service companies and private corporations in Internet communications infrastructure. (For complete listings of the Fund's ten largest industries and holdings, see page 19 of this report to shareholders.)

Market Outlook
We believe the outlook is positive for the US equity market during the coming months. Overall US corporate profit increases were better than anticipated at over 20% above a year ago for the fourth quarter of 1999.

A review of recent business and economic data suggests we may anticipate a gain in real growth and corporate profits for the first quarter of 2000. The recent decreases in stock prices appear to be a result of investor concerns about how fast and how high the Federal Reserve Board will raise the Federal Funds target rate. Recent measures of labor employment, worker productivity and real wage gains appear to us to support a relatively positive environment for overall growth in real incomes and consumer spending. We believe that the current upturn in productivity-enhancing capital investment in Internet-oriented communications infrastructure will continue and become a more important component of real growth in the US economy. We also believe that these enhancements may assist major corporations in producing meaningful increases in administrative productivity in the future.

In Conclusion
We thank you for your continued investment in Merrill Lynch
Fundamental Growth Fund, Inc., and we look forward to discussing our outlook and strategy in our upcoming annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and Portfolio Manager



March 29, 2000


To reduce shareholder expenses, Merrill Lynch Fundamental Growth
Fund, Inc. will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.



          Five-Star Morningstar Overall Rating TM--
            Domestic Equity Funds as of 2/29/00

                         * * * * *

         Merrill Lynch Fundamental Growth Fund, Inc.
                Class A, B, C & D Shares

Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares received a five-star overall rating in the Morningstar Domestic Equity Funds class of 3,559 funds. Morningstar proprietary ratings performances are as of February 29, 2000. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns (if applicable) in excess of 90-day Treasury-bill returns with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day Treasury-bill returns. Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares received four stars for the three-year period and five stars for the five-year period ended February 29, 2000. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Fund's Class A, Class B, Class C and Class D Shares were rated against 3,559 and 2,233 funds in the Morningstar Domestic Equity Funds class for the three- and five-year periods, respectively.

All share classes of the Fund are invested in a common portfolio.



Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Lawrence R. Fuller, Senior Vice President and
Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.) If you were a Class B shareholder prior to October 21, 1994, your Class B Shares were redesignated to Class C Shares on October 21, 1994.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                    6 Month          12 Month       Since Inception
As of February 29, 2000                           Total Return     Total Return       Total Return
ML Fundamental Growth Fund, Inc. Class A Shares*     +41.07%          +43.89%           +322.92%
ML Fundamental Growth Fund, Inc. Class B Shares*     +40.36           +42.35            +300.18
ML Fundamental Growth Fund, Inc. Class C Shares*     +40.38           +42.36            +294.21
ML Fundamental Growth Fund, Inc. Class D Shares*     +40.93           +43.50            +316.84
Standard & Poor's 500 Index**                        + 4.11           +11.73        +225.25/+261.59

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 10/21/94 for Class A & Class B Shares and from 12/24/92 for Class C & Class D Shares.
**An unmanaged broad-based Index comprised of common stocks. Since inception total returns are from 10/21/94 and from 12/24/92, respectively.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/99                       +36.31%        +29.15%
Five Years Ended 12/31/99                 +31.03         +29.62
Inception (10/21/94)
through 12/31/99                          +29.57         +28.23

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/99                       +34.98%        +30.98%
Five Years Ended 12/31/99                 +29.70         +29.70
Inception (10/21/94)
through 12/31/99                          +28.26         +28.26

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/99                       +34.95%        +33.95%
Five Years Ended 12/31/99                 +29.69         +29.69
Inception (12/24/92)
through 12/31/99                          +19.96         +19.96

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/99                       +35.99%        +28.85%
Five Years Ended 12/31/99                 +30.71         +29.31
Inception (12/24/92)
through 12/31/99                          +20.89         +19.97

[FN]
 *Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D
  Shares (formerly Class A Shares) were offered at a higher than maximum sales charge. Thus, actual returns would have been somewhat lower than noted for the inception period.)
**Assuming maximum sales charge.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000

SCHEDULE OF INVESTMENTS
                                 Shares                                                                              Percent of
Industries                        Held                                Stocks                              Value      Net Assets
Advertising                      600,000     The Interpublic Group of Companies, Inc.                 $   24,112,500    0.4%

Automobile                       150,000     Toyota Motor Corporation (ADR)(a)                            12,196,875    0.2

Banking & Financial            1,200,000     Bank of America Corporation                                  55,275,000    1.0
                               2,600,000     Citigroup Inc.                                              134,387,500    2.4
                                  65,000     State Street Corporation                                      4,736,875    0.1
                                                                                                      --------------  ------
                                                                                                         194,399,375    3.5

Beverages                      1,425,000     The Coca-Cola Company                                        69,023,437    1.2

Biotechnology                    800,000   ++Amgen Inc.                                                   54,500,000    1.0
                                 115,000   ++Biogen, Inc.                                                 12,412,812    0.2
                                 500,000   ++Immunex Corporation                                          98,687,500    1.8
                                                                                                      --------------  ------
                                                                                                         165,600,312    3.0

Broadcasting--                   445,000   ++AMFM Inc.                                                    27,311,875    0.5
Radio & Television               500,000   ++CBS Corporation                                              29,781,250    0.5
                                 625,000   ++Clear Channel Communications, Inc.                           41,640,625    0.8
                               1,200,000   ++Infinity Broadcasting Corporation (Class A)                  38,325,000    0.7
                                                                                                      --------------  ------
                                                                                                         137,058,750    2.5

Communications                 1,000,000   ++3Com Corporation                                             98,187,500    1.8
Equipment                        130,000   ++Alteon Websystems, Inc.                                      11,586,250    0.2
                               2,025,000   ++Cisco Systems, Inc.                                         267,553,125    4.8
                                 445,000   ++E-Tek Dynamics, Inc.                                        121,457,187    2.2
                                 750,000   ++JDS Uniphase Corporation                                    197,671,875    3.5
                               1,170,000     Lucent Technologies Inc.                                     69,615,000    1.2
                                 845,000     Motorola, Inc.                                              144,072,500    2.6
                                 135,000     Nokia Oyj (ADR)(a)                                           26,772,188    0.5
                               1,280,000     Nortel Networks Corporation                                 142,720,000    2.6
                               1,225,000     Telefonaktiebolaget LM Ericsson (ADR)(a)                    117,523,438    2.1
                                                                                                      --------------  ------
                                                                                                       1,197,159,063   21.5

Computers                      1,500,000   ++EMC Corporation                                             178,500,000    3.2
                                 670,000     International Business Machines Corporation                  68,340,000    1.2
                               2,000,000   ++Sun Microsystems, Inc.                                      190,500,000    3.5
                                                                                                      --------------  ------
                                                                                                         437,340,000    7.9

Electrical                        60,000     Emerson Electric Co.                                          2,733,750    0.1
Equipment                      1,350,000     General Electric Company                                    178,453,125    3.2
                                                                                                      --------------  ------
                                                                                                         181,186,875    3.3

Electronics                      200,000   ++Broadcom Corporation (Class A)                               39,462,500    0.7
                               1,380,000   ++LSI Logic Corporation                                        88,406,250    1.6
                                 920,000     STMicroelectronics                                          182,469,856    3.3
                               1,409,000     Texas Instruments Incorporated                              234,598,500    4.2
                                 310,000   ++Xilinx, Inc.                                                 24,722,500    0.4
                                                                                                      --------------  ------
                                                                                                         569,659,606   10.2

Energy                         1,430,000     BP Amoco PLC (ADR)(a)                                        67,210,000    1.2
                                 300,000     Duke Energy Corporation                                      14,550,000    0.3
                               1,200,000     El Paso Energy Corporation                                   44,475,000    0.8
                               2,100,000     Enron Corp.                                                 144,900,000    2.6
                               1,630,000     Exxon Mobil Corporation                                     122,759,375    2.2
                               1,300,000     Royal Dutch Petroleum Company (NY Registered Shares)         68,250,000    1.2
                                 300,000     UtiliCorp United Inc.                                         4,912,500    0.1
                                                                                                      --------------  ------
                                                                                                         467,056,875    8.4


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS (continued)
                                 Shares                                                                              Percent of
Industries                        Held                                Stocks                              Value      Net Assets
Entertainment                    847,100   ++AT&T Corp.--Liberty Media Group (Class A)                $   44,260,975    0.8%
                               2,000,000     The Walt Disney Company                                      67,000,000    1.2
                                                                                                      --------------  ------
                                                                                                         111,260,975    2.0

Financial Services               900,000     T. Rowe Price Associates, Inc.                               29,643,750    0.5

Household Products               740,000     Colgate-Palmolive Company                                    38,618,750    0.7
                                 730,000     The Procter & Gamble Company                                 64,240,000    1.2
                                                                                                      --------------  ------
                                                                                                         102,858,750    1.9

Information                    2,050,000   ++America Online, Inc.                                        120,950,000    2.2
Processing                       753,000   ++At Home Corporation (Series A)                               25,790,250    0.5
                                 150,050   ++China.Com Corporation (Class A)                              18,371,747    0.3
                                                                                                      --------------  ------
                                                                                                         165,111,997    3.0

Insurance                        900,000     American International Group, Inc.                           79,593,750    1.4

Leisure                          220,000     Sony Corporation (ADR)(a)                                    68,942,500    1.2

Medical Technology                24,266     Johnson & Johnson                                             1,741,085    0.0
                                 540,000     Medtronic, Inc.                                              26,156,250    0.5
                                                                                                      --------------  ------
                                                                                                          27,897,335    0.5

Oil Services                   1,300,000     Baker Hughes Incorporated                                    33,637,500    0.6
                                 180,000     Diamond Offshore Drilling, Inc.                               5,715,000    0.1
                               1,160,000     Schlumberger Limited                                         85,695,000    1.5
                                                                                                      --------------  ------
                                                                                                         125,047,500    2.2

Pharmaceuticals                1,000,000     Bristol-Myers Squibb Company                                 56,812,500    1.0
                                 870,000     Merck & Co., Inc.                                            53,559,375    1.0
                               1,800,000     Pfizer Inc.                                                  57,825,000    1.0
                                                                                                      --------------  ------
                                                                                                         168,196,875    3.0

Photography                      500,000     Eastman Kodak Company                                        28,656,250    0.5

Restaurants                      400,000     McDonald's Corporation                                       12,625,000    0.2

Retail                           500,000   ++Amazon.com, Inc.                                             34,375,000    0.6
                                  89,000   ++eBay Inc.                                                    12,754,813    0.3
                                                                                                      --------------  ------
                                                                                                          47,129,813    0.9

Retail--Specialty                270,000   ++Best Buy Co., Inc.                                           14,681,250    0.2
                                 300,000     CVS Corporation                                              10,500,000    0.2
                                 400,000     Walgreen Co.                                                 10,325,000    0.2
                                                                                                      --------------  ------
                                                                                                          35,506,250    0.6


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)
                                 Shares                                                                              Percent of
Industries                        Held                                Stocks                              Value      Net Assets
Semiconductors                   275,100   ++ASM Lithography Holding NV                               $   35,028,566    0.6%
                                 830,000   ++Applied Materials, Inc.                                     151,786,250    2.7
                                 920,000   ++KLA-Tencor Corporation                                       71,702,500    1.3
                                                                                                      --------------  ------
                                                                                                         258,517,316    4.6

Software--Computer                40,000   ++BEA Systems, Inc                                              5,062,500    0.1
                                 155,000   ++Commerce One, Inc.                                           32,317,500    0.6
                                 120,000   ++Siebel Systems, Inc.                                         16,642,500    0.3
                                                                                                      --------------  ------
                                                                                                          54,022,500    1.0

Travel & Lodging                 400,000     Carnival Corporation                                         11,525,000    0.2

Wireless                         177,000   ++Sonera Oyj (ADR)(a)                                          13,861,313    0.3
Communication                    500,000   ++Sprint Corp. (PCS Group)                                     25,875,000    0.5
                               1,885,000     Vodafone AirTouch PLC (ADR)(a)                              108,740,937    1.9
                                                                                                      --------------  ------
                                                                                                         148,477,250    2.7

Wireline                       1,550,000     AT&T Corp.                                                   76,628,125    1.4
Communication                  1,195,000   ++Covad Communications Group, Inc.                            107,101,875    1.9
                                 925,000   ++Equant (NY Registered Shares)                               103,368,750    1.8
                               1,060,000   ++Infonet Services Corporation (Class B)                       29,282,500    0.5
                               1,350,000   ++MCI WorldCom Inc.                                            60,243,750    1.1
                               1,700,000   ++NorthPoint Communications Group, Inc.                        38,568,750    0.7
                               2,000,000   ++Qwest Communications International Inc.                      92,750,000    1.7
                                                                                                      --------------  ------
                                                                                                         507,943,750    9.1

                                             Total Stocks (Cost--$3,796,617,242)                       5,437,750,229   97.6


                                Face
                               Amount               Short-Term Securities
Commercial                   $52,966,000   General Motors Acceptance Corp., 5.94% due 3/01/2000           52,966,000    0.9
Paper*                        10,000,000   Hertz Corporation, 5.75% due 3/16/2000                          9,976,042    0.2

                                           Total Short-Term Securities (Cost--$62,942,042)                62,942,042    1.1


Total Investments (Cost--$3,859,559,284)                                                               5,500,692,271   98.7

Other Assets Less Liabilities                                                                             74,435,844    1.3
                                                                                                      --------------  ------
Net Assets                                                                                            $5,575,128,115  100.0%
                                                                                                      ==============  ======



 ++Non-income producing security.
(a)American Depositary Receipts (ADR).
  *Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 29, 2000
Assets:             Investments, at value (identified cost--$3,859,559,284)                               $5,500,692,271
                    Cash                                                                                          67,843
                    Foreign cash                                                                                   1,164
                    Receivables:
                      Securities sold                                                    $   88,264,335
                      Capital shares sold                                                    17,859,196
                      Dividends                                                               2,545,201      108,668,732
                                                                                         --------------
                    Prepaid registration fees and other assets                                                   178,196
                                                                                                          --------------
                    Total assets                                                                           5,609,608,206
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                   17,420,010
                      Capital shares redeemed                                                11,158,405
                      Distributor                                                             2,863,991
                      Investment adviser                                                      2,227,841       33,670,247
                                                                                         --------------
                    Accrued expenses and other liabilities                                                       809,844
                                                                                                          --------------
                    Total liabilities                                                                         34,480,091
                                                                                                          --------------

Net Assets:         Net assets                                                                            $5,575,128,115
                                                                                                          ==============

Net Assets          Class A Shares of capital stock, $.10 par value,
Consist of:         100,000,000 shares authorized                                                         $    2,575,513
                    Class B Shares of capital stock, $.10 par value,
                    250,000,000 shares authorized                                                             10,974,552
                    Class C Shares of capital stock, $.10 par value,
                    100,000,000 shares authorized                                                              1,732,302
                    Class D Shares of capital stock, $.10 par value,
                    100,000,000 shares authorized                                                              4,889,730
                    Paid-in capital in excess of par                                                       3,791,890,029
                    Accumulated investment loss--net                                                         (11,567,350)
                    Undistributed realized capital gains on investments--net                                 133,500,430
                    Unrealized appreciation on investments--net                                            1,641,132,909
                                                                                                          --------------
                    Net assets                                                                            $5,575,128,115
                                                                                                          ==============

Net Asset Value:    Class A--Based on net assets of $740,909,445 and 25,755,126 shares
                             outstanding                                                                  $        28.77
                                                                                                          ==============
                    Class B--Based on net assets of $2,970,119,604 and 109,745,516 shares
                             outstanding                                                                  $        27.06
                                                                                                          ==============
                    Class C--Based on net assets of $472,179,847 and 17,323,016 shares
                             outstanding                                                                  $        27.26
                                                                                                          ==============
                    Class D--Based on net assets of $1,391,919,219 and 48,897,303 shares
                             outstanding                                                                  $        28.47
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended February 29, 2000
Investment          Dividends (net of $97,658 foreign withholding tax)                                    $   12,957,654
Income:             Interest and discount earned                                                               7,065,763
                                                                                                          --------------
                    Total income                                                                              20,023,417
                                                                                                          --------------

Expenses:           Investment advisory fees                                             $   13,356,863
                    Account maintenance and distribution fees--Class B                       11,760,251
                    Account maintenance and distribution fees--Class C                        1,834,552
                    Transfer agent fees--Class B                                              1,359,404
                    Account maintenance fees--Class D                                         1,319,664
                    Transfer agent fees--Class D                                                515,054
                    Registration fees                                                           448,124
                    Transfer agent fees--Class A                                                281,104
                    Transfer agent fees--Class C                                                224,143
                    Custodian fees                                                              160,993
                    Accounting services                                                         114,520
                    Printing and shareholder reports                                             75,019
                    Professional fees                                                            62,073
                    Directors' fees and expenses                                                 42,489
                    Pricing fees                                                                  4,979
                    Other                                                                        31,535
                                                                                         --------------
                    Total expenses                                                                            31,590,767
                                                                                                          --------------
                    Investment loss--net                                                                     (11,567,350)
                                                                                                          --------------

Realized &          Realized gain (loss)from:
Unrealized Gain       Investments--net                                                      134,787,793
(Loss) on             Foreign currency transactions--net                                       (933,923)     133,853,870
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation/depreciation:
Transactions--        Investments--net                                                    1,396,731,304
Net:                  Foreign currency transactions--net                                            (78)   1,396,731,226
                                                                                         --------------   --------------
                    Net Increase in Net Assets Resulting from Operations                                  $1,519,017,746
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                         For the Six       For the Year
                                                                                         Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                      Feb. 29, 2000     Aug. 31, 1999
Operations:         Investment loss--net                                                 $  (11,567,350)  $   (2,747,160)
                    Realized gain on investments--net                                       133,853,870      323,151,944
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                      1,396,731,226      223,488,173
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                  1,519,017,746      543,892,957
                                                                                         --------------   --------------

Distributions to    Realized gain on investments--net:
Shareholders:         Class A                                                               (43,750,779)      (9,138,117)
                      Class B                                                              (170,903,218)     (28,020,289)
                      Class C                                                               (26,261,623)      (5,194,883)
                      Class D                                                               (79,730,301)      (7,743,304)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from distributions
                    to shareholders                                                        (320,645,921)     (50,096,593)
                                                                                         --------------   --------------
Capital Share       Net increase in net assets derived from capital share
Transactions:       transactions                                                            800,162,397    1,985,425,196
                                                                                         --------------   --------------

Net Assets:         Total increase in net assets                                          1,998,534,222    2,479,221,560
                    Beginning of period                                                   3,576,593,893    1,097,372,333
                                                                                         --------------   --------------
                    End of period                                                        $5,575,128,115   $3,576,593,893
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                          Class A++
                                                                       For the
The following per share data and ratios have been derived             Six Months
from information provided in the financial statements.                  Ended
                                                                       Feb. 29,       For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                  2000      1999      1998      1997       1996
Per Share           Net asset value, beginning of period            $  21.99     $  16.19  $  17.37  $  13.60   $  11.66
Operating                                                           --------     --------  --------  --------   --------
Performance:          Investment income--net                             .02          .13       .07       .07        .07
                      Realized and unrealized gain on
                      investments and foreign currency
                      transactions--net                                 8.70         6.37      1.09      4.95       2.13
                                                                    --------     --------  --------  --------   --------
                    Total from investment operations                    8.72         6.50      1.16      5.02       2.20
                                                                    --------     --------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                   (1.94)        (.70)    (2.34)    (1.25)      (.26)
                                                                    --------     --------  --------  --------   --------
                    Net asset value, end of period                  $  28.77     $  21.99  $  16.19  $  17.37   $  13.60
                                                                    ========     ========  ========  ========   ========

Total Investment    Based on net asset value per share                41.07%+++    41.08%     6.37%    39.24%     19.02%
Return:**                                                           ========     ========  ========  ========   ========

Ratios to Average   Expenses                                            .75%*        .81%      .87%      .99%      1.12%
Net Assets:                                                         ========     ========  ========  ========   ========
                    Investment income--net                              .17%*        .60%      .37%      .47%       .51%
                                                                    ========     ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)        $740,909     $472,464  $167,133  $ 62,049   $ 47,048
Data:                                                               ========     ========  ========  ========   ========
                    Portfolio turnover                                51.54%       52.72%    40.27%    94.38%     82.10%
                                                                    ========     ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges. ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                           Class B++
                                                                    For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.               Ended
                                                                    Feb. 29,          For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                               2000         1999       1998      1997      1996
Per Share           Net asset value, beginning of period          $    20.75    $   15.39  $  16.69  $  13.14   $  11.40
Operating                                                         ----------    ---------  --------  --------   --------
Performance:          Investment loss--net                              (.10)        (.08)     (.11)     (.09)      (.07)
                      Realized and unrealized gain on
                      investmentsand foreign currency
                      transactions--net                                 8.19         6.05      1.05      4.79       2.07
                                                                   ---------    ---------  --------  --------   --------
                    Total from investment operations                    8.09         5.97       .94      4.70       2.00
                                                                  ----------    ---------  --------  --------   --------
                    Less distributions from realized gain on
                    investments--net                                   (1.78)        (.61)    (2.24)    (1.15)      (.26)
                                                                  ----------   ----------  --------  --------   --------
                    Net asset value, end of period                $    27.06   $    20.75  $  15.39  $  16.69   $  13.14
                                                                  ==========   ==========  ========  ========   ========

Total Investment    Based on net asset value per share                40.36%+++    39.58%     5.21%    37.95%     17.68%
Return:**                                                         ==========   ==========  ========  ========   ========

Ratios to Average   Expenses                                           1.77%*       1.83%     1.88%     2.02%      2.16%
Net Assets:                                                       ==========   ==========  ========  ========   ========
                    Investment loss--net                               (.85%)*      (.41%)    (.64%)    (.59%)     (.54%)
                                                                  ==========   ==========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)      $2,970,120   $2,000,535  $641,688  $216,636   $116,641
Data:                                                             ==========   ==========  ========  ========   ========
                    Portfolio turnover                                51.54%       52.72%    40.27%    94.38%     82.10%
                                                                  ==========   ==========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                          Class C++
                                                                     For the
The following per share data and ratios have been derived           Six Months
from information provided in the financial statements.                Ended
                                                                     Feb. 29,        For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                                2000        1999      1998      1997       1996
Per Share           Net asset value, beginning of period            $  20.88     $  15.45  $  16.72  $  13.14   $  11.40
Operating                                                           --------     --------  --------  --------   --------
Performance:          Investment loss--net                              (.10)        (.09)     (.11)     (.09)      (.07)
                      Realized and unrealized gain on
                      investmentsand foreign currency
                      transactions--net                                 8.25         6.10      1.05      4.79       2.07
                                                                    --------     --------  --------  --------   --------
                    Total from investment operations                    8.15         6.01       .94      4.70       2.00
                                                                    --------     --------  --------  --------   --------
                    Less distributions from realized gain
                    on investments--net                                (1.77)        (.58)    (2.21)    (1.12)      (.26)
                                                                    --------     --------  --------  --------   --------
                    Net asset value, end of period                  $  27.26     $  20.88  $  15.45  $  16.72   $  13.14
                                                                    ========     ========  ========  ========   ========

Total Investment    Based on net asset value per share                40.38%+++    39.65%     5.19%    37.90%     17.68%
Return:**                                                           ========     ========  ========  ========   ========

Ratios to Average   Expenses                                           1.77%*       1.83%     1.89%     2.02%      2.15%
Net Assets:                                                         ========     ========  ========  ========   ========
                    Investment loss--net                               (.85%)*      (.43%)    (.63%)    (.58%)     (.57%)
                                                                    ========     ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)        $472,180     $307,988  $130,652  $ 74,732   $ 54,052
Data:                                                               ========     ========  ========  ========   ========
                    Portfolio turnover                                51.54%       52.72%    40.27%    94.38%     82.10%
                                                                    ========     ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                        Class D++
                                                                    For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.               Ended
                                                                    Feb. 29,         For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                               2000         1999     1998       1997       1996
Per Share           Net asset value, beginning of period          $    21.77     $  16.06  $  17.27  $  13.54   $  11.64
Operating                                                         ----------     --------  --------  --------   --------
Performance:          Investment income (loss)--net                     (.01)         .01       .02       .03        .03
                      Realized and unrealized gain on
                      investmentsand foreign currency
                      transactions--net                                 8.61         6.38      1.09      4.93       2.13
                                                                  ----------     --------  --------  --------   --------
                    Total from investment operations                    8.60         6.39      1.11      4.96       2.16
                                                                  ----------     --------  --------  --------   --------
                    Less distributions from realized gain
                    on investments--net                                (1.90)        (.68)    (2.32)    (1.23)      (.26)
                                                                  ----------     --------  --------  --------   --------
                    Net asset value, end of period                $    28.47     $  21.77  $  16.06  $  17.27   $  13.54
                                                                  ==========     ========  ========  ========   ========

Total Investment    Based on net asset value per share                40.93%+++    40.67%     6.08%    38.90%     18.70%
Return:**                                                         ==========     ========  ========  ========   ========

Ratios to Average   Expenses                                           1.00%*       1.05%     1.11%     1.24%      1.37%
Net Assets:                                                       ==========     ========  ========  ========   ========
                    Investment income (loss)--net                      (.09%)*       .36%      .12%      .17%       .24%

Supplemental        Net assets, end of period (in thousands)      $1,391,919     $795,607  $157,899  $ 53,101   $ 22,892
Data:                                                             ==========     ========  ========  ========   ========
                    Portfolio turnover                                51.54%       52.72%    40.27%    94.38%     82.10%
                                                                  ==========     ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Fundamental Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricingsm System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.



Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS (continued)

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the average net assets of the Fund not exceeding $1 billion, .625% of average net assets of the Fund in excess of $1 billion but not exceeding $1.5 billion, .60% of net assets in excess of $1.5 billion but not exceeding $5 billion and .575% of net assets in excess of $5 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                       Account
                                     Maintenance    Distribution
                                         Fee            Fee

Class B                                  .25%           .75%
Class C                                  .25%           .75%
Class D                                  .25%           --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                       MLFD         MLPF&S

Class A                              $   340        $  5,076
Class D                              $32,864        $472,026


For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $1,433,265 and $61,591 relating to transactions in Class B and Class C Shares, respectively. Further-more, MLPF&S received contingent deferred sales charges of $2,073 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $398,033 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 29, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, FDS, PSI, PFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $2,636,590,245 and $2,059,081,818, respectively.

Net realized gains (losses) for the six months ended February 29, 2000 and net unrealized gains (losses) as of February 29, 2000 were as follows:


                                   Realized        Unrealized
                                    Gains            Gains
                                   (Losses)         (Losses)

Long-term investments            $134,808,092    $1,641,132,987
Short-term investments                (20,299)               --
Foreign currency
transactions                         (933,923)              (78)
                                 ------------    --------------
Total                            $133,853,870    $1,641,132,909
                                 ============    ==============


As of February 29, 2000, net unrealized appreciation for Federal income tax purposes aggregated $1,641,132,987, of which $1,829,190,177 related to appreciated securities and $188,057,190 related to depreciated securities. At February 29, 2000, the aggregate cost of investments for Federal income tax purposes was $3,859,559,284.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions were $800,162,397 and $1,985,425,196 for the six months ended
February 29, 2000 and for the year ended August 31, 1999, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                         6,511,596   $ 165,487,570
Shares issued to shareholders
in reinvestment of
distributions                       1,247,247      30,869,352
                                 ------------   -------------
Total issued                        7,758,843     196,356,922
Shares redeemed                    (3,493,963)    (87,699,416)
                                 ------------   -------------
Net increase                        4,264,880   $ 108,657,506
                                 ============   =============


Class A Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        16,482,160   $ 342,447,904
Shares issued to shareholders
in reinvestment of
distributions                         321,175       5,813,284
Shares issued resulting from
reorganization                        473,544       8,961,244
                                 ------------   -------------
Total issued                       17,276,879     357,222,432
Shares redeemed                    (6,109,276)   (131,189,396)
                                 ------------   -------------
Net increase                       11,167,603   $ 226,033,036
                                 ============   =============


Class B Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                        21,956,678   $ 527,062,739
Shares issued to shareholders
in reinvestment of
distributions                       6,702,197     156,429,267
                                 ------------   -------------
Total issued                       28,658,875     683,492,006
Automatic conversion
of shares                          (3,766,075)    (85,713,802)
Shares redeemed                   (11,559,350)   (271,352,552)
                                 ------------   -------------
Net increase                       13,333,450   $ 326,425,652
                                 ============   =============


Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)


Class B Shares For the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        68,982,103  $1,395,097,045
Shares issued to shareholders
in reinvestment of
distributions                       1,508,070      25,968,991
Shares issued resulting from
reorganization                      2,156,337      38,818,026
                                 ------------  --------------
Total issued                       72,646,510   1,459,884,062
Automatic conversion
of shares                          (1,056,963)    (20,611,014)
Shares redeemed                   (16,882,536)   (340,776,855)
                                 ------------  --------------
Net increase                       54,707,011  $1,098,496,193
                                 ============  ==============


Class C Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                         3,484,115   $  84,982,613
Shares issued to shareholders
in reinvestment of
distributions                       1,005,364      23,636,119
                                 ------------   -------------
Total issued                        4,489,479     108,618,732
Shares redeemed                    (1,917,540)    (45,523,177)
                                 ------------   -------------
Net increase                        2,571,939   $  63,095,555
                                 ============   =============


Class C Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                         9,035,252   $ 183,385,732
Shares issued to shareholders
in reinvestment of
distributions                         273,509       4,739,909
Shares issued resulting from
reorganization                         82,042       1,486,191
                                 ------------   -------------
Total issued                        9,390,803     189,611,832
Shares redeemed                    (3,093,540)    (62,175,064)
                                 ------------   -------------
Net increase                        6,297,263   $ 127,436,768
                                 ============   =============


Class D Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                        10,612,819   $ 262,876,888
Automatic conversion of
shares                              3,585,616      85,713,802
Shares issued to shareholders
in reinvestment of
distributions                       2,964,749      72,666,009
                                 ------------   -------------
Total issued                       17,163,184     421,256,699
Shares redeemed                    (4,814,233)   (119,273,015)
                                 ------------   -------------
Net increase                       12,348,951   $ 301,983,684
                                 ============   =============


Class D Shares for the Year                         Dollar
Ended August 31, 1999                 Shares        Amount

Shares sold                        20,333,829   $ 428,555,461
Automatic conversion of
shares                              1,012,397      20,611,014
Shares issued to shareholders
in reinvestment of
distributions                         397,154       7,132,878
Shares issued resulting from
reorganization                     11,158,555     209,477,356
                                 ------------   -------------
Total issued                       32,901,935     665,776,709
Shares redeemed                    (6,187,633)   (132,317,510)
                                 ------------   -------------
Net increase                       26,714,302   $ 533,459,199
                                 ============   =============



Merrill Lynch Fundamental Growth Fund, Inc.
February 29, 2000


PORTFOLIO INFORMATION

                                   Percent of
Ten Largest Holdings               Net Assets

Cisco Systems, Inc.                     4.8%
Texas Instruments Incorporated          4.2
JDS Uniphase Corporation                3.5
Sun Microsystems, Inc.                  3.5
STMicroelectronics                      3.3
EMC Corporation                         3.2
General Electric Company                3.2
Applied Materials, Inc.                 2.7
Enron Corp.                             2.6
Motorola, Inc.                          2.6


                                   Percent of
Geographic Allocation              Net Assets++

United States                          82.2%
France                                  3.3
United Kingdom                          3.1
Canada                                  2.6
Sweden                                  2.1
Netherlands                             1.8
Japan                                   1.4
Finland                                 0.8
China                                   0.3

++Total may not equal 100%.


                                    Percent of
Ten Largest Industries              Net Assets

Communications Equipment               21.5%
Electronics                            10.2
Wireline Communication                  9.1
Energy                                  8.4
Computers                               7.9
Semiconductors                          4.6
Banking & Financial                     3.5
Electrical Equipment                    3.3
Pharmaceuticals                         3.0
Biotechnology                           3.0